Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Effective Tax Rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	December 31, 2024	December 31, 2023

China income tax rate	25.0%	25.0%
Tax exemption/preferential rate reduction	-%	-%
Change in valuation allowance	(25.0)%	(25.4)%
Effective tax rate	0.0%	(0.4)%

Schedule of Components of Deferred Tax Assets

The following table summarizes the significant components of deferred tax assets.

	December 31, 2024	December 31, 2023

Net operating losses	$1,306,950	$1,122,569
Allowance for credit losses	10,433	10,589
Less: valuation allowance	(1,317,383)	(1,133,158)
Deferred tax assets, net	$-	$-

Schedule of Valuation Allowance for Deferred Tax Assets

The following table summarizes the changes in valuation allowance for deferred tax assets.

	December 31, 2024	December 31, 2023

Beginning balance	$1,133,158	$972,237
Additions	184,225	160,921
Ending balance	$1,317,383	$1,133,158

Schedule of Taxes Payable	Taxes payable consist of the following:
	December 31, 2024	December 31, 2023

VAT payable	$12,444	$8,852
Other taxes payable	763	4,906
Income taxes payable	291	3,067
Total	$13,498	$16,825